Intangible assets	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Intangible assets

12. Intangible assets

	Concession right	Transmission lines and electrical substations for wind farms	Turbogas and turbosteam supply agreements for thermoelectrical station Brigadier López	Total
	ARS 000	ARS 000	ARS 000	ARS 000
Cost

01-01-2024	434,217,802	35,475,491	217,621,137	687,314,430
Transfers	—	—	—	—
12-31-2024	434,217,802	35,475,491	217,621,137	687,314,430

Transfers	—	770,478	—	770,478
12-31-2025	434,217,802	36,245,969	217,621,137	688,084,908

Amortization and impairment
01-01-2024	431,954,788	9,855,615	199,795,416	641,605,819
Depreciation for the year	1,760,122	1,780,227	—	3,540,349
Disposals and (Impairment reversal) / Impairment, net	—	196,697	1,564,815	1,761,512
12-31-2024	433,714,910	11,832,539	201,360,231	646,907,680

Depreciation for the year	502,892	1,774,025	—	2,276,917
Disposals and (Impairment reversal) / Impairment, net	—	248,322	(1,821,080)	(1,572,758)
12-31-2025	434,217,802	13,854,886	199,539,151	647,611,839

Net book value:
12-31-2025	—	22,391,083	18,081,986	40,473,069
12-31-2024	502,892	23,642,952	16,260,906	40,406,750

Concession right of Piedra del Águila hydroelectric power plant

Includes the amounts paid as consideration for the rights granted by the Argentine government relating to the concession of the hydroelectric complex located on the Limay River in Piedra del Águila, Province of Neuquén, awarded for a 30-year term from the date of taking possession of such hydroelectric complex. The concession term terminated on December 29, 2023, and was extended until December 31, 2025 (see Note 1.2.5).

Transmission lines and transformer substations of the Achiras, La Castellana, La Genoveva, La Genoveva II and Manque wind farms

The Group finished the construction of the La Castellana, Achiras, La Genoveva, La Genoveva II and Manque wind farms, in which it was agreed to build high- and medium-voltage transmission lines and transformer substations to connect the wind farms to the Argentine Interconnection System (“SADI”). A portion of these works was transferred to the companies responsible for electricity transmission, which are in charge of the maintenance of the transferred facilities. Consequently, the Group recognized intangible assets related to the construction of the aforementioned facilities.

Turbogas and turbosteam supply agreements for Brigadier Lopez thermoelectric power plant

During fiscal year 2019, as a result of the business combination related to the acquisition of the Brigadier Lopez thermoelectric power plant, the Group recognized an intangible asset related to turbogas and turbosteam supply agreements entered into with CAMMESA regarding to the Brigadier Lopez thermoelectric power plant.